DEFERRED REVENUE - Schedule of Changes In Deferred Revenue Balance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities at beginning of period	$ 383,052	$ 234,133
Assumed on Greenstone Acquisition		137,045
Assumed on Calibre Acquisition	50,454
Gold delivered	(158,063)	(14,342)
Accretion expense	17,284	26,216
Contract liabilities at end of period	292,727	383,052
Current	127,597	116,334
Non-current contract liabilities	165,130	266,718
Contract liabilities	292,727	383,052
Stream Arrangement (note 14(a))
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities at beginning of period	136,343	0
Assumed on Greenstone Acquisition		137,045
Assumed on Calibre Acquisition	0
Gold delivered	(10,884)	(3,000)
Accretion expense	1,580	2,298
Contract liabilities at end of period	127,039	136,343
Contract liabilities	127,039	136,343
Gold Prepay Transactions
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities at beginning of period	174,042	159,072
Assumed on Greenstone Acquisition		0
Assumed on Calibre Acquisition	0
Gold delivered	(85,007)	0
Accretion expense	13,681	14,970
Contract liabilities at end of period	102,716	174,042
Contract liabilities	102,716	174,042
Gold Purchase and Sale Arrangement (note 14(c))
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities at beginning of period	72,667	75,061
Assumed on Greenstone Acquisition		0
Assumed on Calibre Acquisition	0
Gold delivered	(11,342)	(11,342)
Accretion expense	1,647	8,948
Contract liabilities at end of period	62,972	72,667
Contract liabilities	62,972	72,667
Other Gold Prepay Arrangement (note 14(d))
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities at beginning of period	0	0
Assumed on Calibre Acquisition	50,454
Gold delivered	(50,830)
Accretion expense	376
Contract liabilities at end of period	0	0
Contract liabilities	$ 0	$ 0